Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 27, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
(1933 Act Registration No. 33-20827)
(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of the Company, attached for filing under the Securities Act of 1933 (the “1933 Act”) is the Company’s Pre-Effective Amendment to its Registration Statement on Form N-14.

This filing relates to the proposed acquisition of the assets and liabilities of the Company’s Robeco WPG 130/30 Large Cap Core Fund (the “Acquired Fund”) by the Company’s Robeco Boston Partners Long/Short Equity Fund (the “Acquiring Fund”). The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve a Plan of Reorganization pursuant to which all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund.

The Company filed a Registration Statement on Form N-14 on December 12, 2008, which was not able to go automatically effective pursuant to Rule 488 of the 1933 Act because the updated prospectus and statement of additional information for the Acquired Fund and Acquiring Fund were not effective at that time. The annual update of the Company’s Registration Statement on Form N-1A was subsequently filed on December 29, 2008. As a result, the updated prospectus and statement of additional information for the Acquired Fund and Acquiring Fund are incorporated into this Pre-Effective Amendment to the Company’s Registration Statement on Form N-14. The Company will be filing an acceleration request for this Registration Statement pursuant to Rule 461(a) under the 1933 Act immediately after filing this Pre-Effective Amendment requesting an effective date of March 2, 2009. The Company will work with the staff toward this goal.

The Company has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940.

Questions and comments concerning this filing may be directed to the undersigned at 215-988-2867.

Very truly yours,

/s/ Michelle M. Lombardo
Michelle M. Lombardo